INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of components of intangible assets
The components of intangible assets at December 31 were as follows:

	2015
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$14,285	$8,701	$5,584
Licenses	54,622	53,143	1,479
Intellectual property	17,622	9,231	8,391
Customer relationships	89,638	35,543	54,095
Brand	5,787	252	5,535
In-process research and development	12,984	3,818	9,166
	$194,938	$110,688	$84,250

	2014
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$14,919	$8,114	$6,805
Licenses	58,302	54,866	3,436
Intellectual property	8,418	7,081	1,337
Customer relationships	52,989	31,060	21,929
In-process research and development	8,498	4,112	4,386
	$143,126	$105,233	$37,893

Schedule of estimated annual amortization expense	Estimated annual amortization expense for the next 5 years ended December 31 are as follows:

2016	$12,441
2017	12,003
2018	11,206
2019	9,420
2020	7,692